Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug 12, 2011
Registrant Name	dei_EntityRegistrantName	PowerShares Exchange-Traded Fund Trust II
Central Index Key	dei_EntityCentralIndexKey	0001378872
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 12, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug 12, 2011
PowerShares Fundamental Investment Grade Corporate Bond Portfolio (Prospectus Summary) | PowerShares Fundamental Investment Grade Corporate Bond Portfolio | PowerShares Fundamental Investment Grade Corporate Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFIG

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (Prospectus Summary) | PowerShares Fundamental Investment Grade Corporate Bond Portfolio
PowerShares Fundamental Investment Grade Corporate Bond Portfolio
Investment Objective
The PowerShares Fundamental Investment Grade Corporate Bond Portfolio (the
"Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the RAFI® Investment Grade Bond Index (the
"Underlying Index").

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Fundamental Investment Grade Corporate Bond Portfolio
Management Fees		0.22%
Other Expenses	[1]	none
Total Annual Fund Operating Expenses		0.22%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
PowerShares Fundamental Investment Grade Corporate Bond Portfolio	23	71

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. The Fund is newly established. Accordingly, information on the Fund's portfolio turnover rate is not available at the date of this Prospectus.

Principal Investment Strategies
The Fund will invest at least 80% of its total assets in the component securities that comprise the Underlying Index. The Underlying Index represents the performance of a theoretical portfolio of investment grade corporate bonds that must be rated BBB/Baa or higher by both Moody's Investors Service, Inc.
("Moody's") and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.
("S&P"). The Underlying Index is comprised of U.S. dollar-denominated bonds registered for sale in the United States whose issuers are public companies listed on a major U.S. stock exchange. The Underlying Index is comprised of bonds with weighted average maturities of 5.8 years and weighted average credit ratings of A3/A, as of June 30, 2011. Only securities with greater than one year to maturity qualify for inclusion in the Underlying Index. In determining each individual security's relative weight within the Underlying Index, Research
Affiliates, LLC ("Research Affiliates®" or the "Index Provider") utilizes four fundamental corporate accounting variables: book value of assets, gross sales, gross dividends and cash flow. A composite fundamental weight is calculated for each security by comparing its four fundamental variables against those of the other issuers in the Underlying Index universe.

The Fund does not purchase all of the securities in the Underlying Index.
Instead, the Fund utilizes a "sampling" methodology in seeking to achieve its investment objective.

As of the date of this Prospectus, a significant percentage (i.e., approximately
35%) of the Underlying Index is comprised of companies in the manufacturing sector. The manufacturing sector includes companies that principally are engaged in the production of goods or products for commercial or consumer use. Sector allocation is not a factor in the construction of the Underlying Index and, accordingly, the Underlying Index's allocations to any particular sector may increase or decrease over time.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt.

Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If the Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the Fund is likely to have to replace such called security with a lower yielding security. If that were to happen, it would decrease the Fund's net investment income.

Sampling Risk. The Fund's use of a representative sampling approach will result in its holding a smaller number of bonds than are in the Underlying Index. As a result, an adverse development respecting an issuer of bonds held by the Fund could result in a greater decline in net asset value ("NAV") than would be the case if the Fund held all of the bonds in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index, even if that security generally is underperforming.

Manufacturing Sector Risk. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. The Fund's use of representative sampling may cause the Fund's tracking error with respect to the
Underlying Index to be higher than would be the case if the Fund purchased all of the securities in the Underlying Index. In addition, the performance of the
Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Concentration Risk. A significant percentage of the Underlying Index may be comprised of issuers in a single industry or group of industries. If the Fund is focused in an industry or group of industries, the value of Shares may rise and fall more than the value of shares of a fund that invests in a broader range of securities.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective. An investment in the
Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance
The Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund's performance information will be accessible on the Fund's website at www.InvescoPowerShares.com and will provide some indication of the risks of investing in the Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 12, 2011
PowerShares Fundamental Investment Grade Corporate Bond Portfolio (Prospectus Summary) | PowerShares Fundamental Investment Grade Corporate Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares Fundamental Investment Grade Corporate Bond Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The PowerShares Fundamental Investment Grade Corporate Bond Portfolio (the
"Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the RAFI® Investment Grade Bond Index (the
"Underlying Index").

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. The Fund is newly established. Accordingly, information on the Fund's portfolio turnover rate is not available at the date of this Prospectus.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will invest at least 80% of its total assets in the component securities that comprise the Underlying Index. The Underlying Index represents the performance of a theoretical portfolio of investment grade corporate bonds that must be rated BBB/Baa or higher by both Moody's Investors Service, Inc.
("Moody's") and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.
("S&P"). The Underlying Index is comprised of U.S. dollar-denominated bonds registered for sale in the United States whose issuers are public companies listed on a major U.S. stock exchange. The Underlying Index is comprised of bonds with weighted average maturities of 5.8 years and weighted average credit ratings of A3/A, as of June 30, 2011. Only securities with greater than one year to maturity qualify for inclusion in the Underlying Index. In determining each individual security's relative weight within the Underlying Index, Research
Affiliates, LLC ("Research Affiliates®" or the "Index Provider") utilizes four fundamental corporate accounting variables: book value of assets, gross sales, gross dividends and cash flow. A composite fundamental weight is calculated for each security by comparing its four fundamental variables against those of the other issuers in the Underlying Index universe.

The Fund does not purchase all of the securities in the Underlying Index.
Instead, the Fund utilizes a "sampling" methodology in seeking to achieve its investment objective.

As of the date of this Prospectus, a significant percentage (i.e., approximately
35%) of the Underlying Index is comprised of companies in the manufacturing sector. The manufacturing sector includes companies that principally are engaged in the production of goods or products for commercial or consumer use. Sector allocation is not a factor in the construction of the Underlying Index and, accordingly, the Underlying Index's allocations to any particular sector may increase or decrease over time.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The following summarizes the principal risks of the Fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt.

Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If the Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the Fund is likely to have to replace such called security with a lower yielding security. If that were to happen, it would decrease the Fund's net investment income.

Sampling Risk. The Fund's use of a representative sampling approach will result in its holding a smaller number of bonds than are in the Underlying Index. As a result, an adverse development respecting an issuer of bonds held by the Fund could result in a greater decline in net asset value ("NAV") than would be the case if the Fund held all of the bonds in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily sell a security unless that security is removed from the Underlying Index, even if that security generally is underperforming.

Manufacturing Sector Risk. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. The Fund's use of representative sampling may cause the Fund's tracking error with respect to the
Underlying Index to be higher than would be the case if the Fund purchased all of the securities in the Underlying Index. In addition, the performance of the
Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Concentration Risk. A significant percentage of the Underlying Index may be comprised of issuers in a single industry or group of industries. If the Fund is focused in an industry or group of industries, the value of Shares may rise and fall more than the value of shares of a fund that invests in a broader range of securities.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective. An investment in the
Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund's performance information will be accessible on the Fund's website at www.InvescoPowerShares.com and will provide some indication of the risks of investing in the Fund.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund has not yet commenced operations and therefore does not have a performance history.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
PowerShares Fundamental Investment Grade Corporate Bond Portfolio | PowerShares Fundamental Investment Grade Corporate Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.22%
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.22%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	23
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	71

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.